MATERIAL ACCOUNTING POLICIES - Exchange rate (Details) - $ / $	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
MATERIAL ACCOUNTING POLICIES
Year end exchange rate, US dollar into Colombian pesos	3,822.05	4,810.20	3,981.16
Average rate for the period ended, U.S. dollar into Colombian pesos	4,330.14	4,257.12	3,747.24